Income Taxes - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current:
US - State			$ (56)
Foreign			(22)	$ (5)
Total current			(78)	(5)
Deferred:
US - Federal			(88)	(91)
Total deferred			(88)	(91)
Total income tax expense	$ (98)	$ (78)	$ (166)	$ (96)